Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2016
Registrant Name	AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
Central Index Key	0001496999
Amendment Flag	false
Document Creation Date	Sep. 30, 2016
Document Effective Date	Oct. 01, 2016
Prospectus Date	Oct. 01, 2016
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class A
Prospectus:
Trading Symbol	ASTEX
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class F-1
Prospectus:
Trading Symbol	FSTTX
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class F-2
Prospectus:
Trading Symbol	ASTFX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class A
Prospectus:
Trading Symbol	LTEBX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class B
Prospectus:
Trading Symbol	LTXBX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class C
Prospectus:
Trading Symbol	LTXCX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class F-1
Prospectus:
Trading Symbol	LTXFX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class F-2
Prospectus:
Trading Symbol	LTEFX
TAX EXEMPT BOND FUND OF AMERICA® | Class A
Prospectus:
Trading Symbol	AFTEX
TAX EXEMPT BOND FUND OF AMERICA® | Class B
Prospectus:
Trading Symbol	TEBFX
TAX EXEMPT BOND FUND OF AMERICA® | Class C
Prospectus:
Trading Symbol	TEBCX
TAX EXEMPT BOND FUND OF AMERICA® | Class F-1
Prospectus:
Trading Symbol	AFTFX
TAX EXEMPT BOND FUND OF AMERICA® | Class F-2
Prospectus:
Trading Symbol	TEAFX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class A
Prospectus:
Trading Symbol	AMHIX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class B
Prospectus:
Trading Symbol	ABHMX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class C
Prospectus:
Trading Symbol	AHICX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class F-1
Prospectus:
Trading Symbol	ABHFX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class F-2
Prospectus:
Trading Symbol	AHMFX
Tax-Exempt Fund of California® | Class A
Prospectus:
Trading Symbol	TAFTX
Tax-Exempt Fund of California® | Class B
Prospectus:
Trading Symbol	TECBX
Tax-Exempt Fund of California® | Class C
Prospectus:
Trading Symbol	TECCX
Tax-Exempt Fund of California® | Class F-1
Prospectus:
Trading Symbol	TECFX
Tax-Exempt Fund of California® | Class F-2
Prospectus:
Trading Symbol	TEFEX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class A
Prospectus:
Trading Symbol	NYAAX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class B
Prospectus:
Trading Symbol	NYABX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class C
Prospectus:
Trading Symbol	NYACX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-1
Prospectus:
Trading Symbol	NYAEX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-2
Prospectus:
Trading Symbol	NYAFX